Goodwill	12 Months Ended
Dec. 31, 2017
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Goodwill
16.	Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2016	$702	$425	$1,127
Changes in foreign exchange rates	—	(13)	(13)

December 31, 2016	$702	$412	$1,114
Changes in foreign exchange rates	—	(27)	(27)

December 31, 2017	$702	$385	$1,087

The results of our annual goodwill impairment analysis and key assumptions used in the analysis are outlined in Notes 6(b) and 6(c).